Investment Strategy - Invesco Managed Futures Strategy ETF	Mar. 13, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by taking both long and short positions in derivative contracts linked to over fifty global markets, including stock indices, bond indices, commodity indices and currencies. The derivative contracts in which the Fund may invest include futures contracts, foreign currency forward contracts and swaps. When the Fund holds a “long” position in a derivative contract, it will generally benefit from an increase in the value of the reference asset or index underlying such derivative. Conversely, when the Fund holds a “short” position, the Fund will generally benefit from a decrease in the value of such reference asset or index.
To support its portfolio of derivative investments, maintain liquidity, or earn income, the Fund may hold significant amounts of U.S. Treasury securities, short-term investments, cash, cash equivalents, and high-quality money market funds.
In executing the Fund’s managed futures strategy, Invesco Advisers, Inc. (the “Sub-Adviser”) employs a systematic investment process that is designed to capitalize on price trends (both up and down) and historic relationships across global markets and asset classes. The Sub-Adviser’s investment philosophy is based on the belief that financial markets may exhibit persistent trends, whereby past price movements may be indicative of future prices, and that active trading may be utilized to capture upside from these trends.
In this regard, the Sub-Adviser evaluates each market (approximately 50) represented in the Fund’s portfolio on periodic basis to determine the direction (up or down) and strength of the price trend in that market. The Sub-Adviser then adjusts the direction (long or short) and magnitude of the Fund’s position in each market based on these trends (i.e., the Fund will generally hold larger positions in markets with stronger price trends). The Sub-Adviser does not intend to manage the portfolio within a specified long/short range in the aggregate; however, the Sub-Adviser will seek to limit the Fund’s exposure to any single market in order to diversify the source of the Fund’s returns. In accordance with this investment process, the Sub-Adviser may rebalance the Fund’s portfolio on a frequent basis to reflect changing risks and trends, potentially resulting in relatively high portfolio turnover.
In managing the Fund, the Sub-Adviser seeks to provide a stable level of volatility (defined as the annualized standard deviation of returns) in the Fund’s portfolio regardless of market conditions. To accomplish this, the Sub-Adviser measures the volatility of the underlying reference assets for the futures contracts in which the Fund invests and then scales the Fund’s exposure to each market accordingly.
In order to gain exposure to commodity markets, the Fund may invest up to 25% of its total assets in a wholly owned subsidiary organized under Cayman Islands law (the “Subsidiary”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to commodity-linked derivatives in accordance with the limits of the federal tax laws, which limit the ability of the Fund to invest directly in such instruments. The Subsidiary will follow the same general investment policies and restrictions as the Fund, except that the Subsidiary may invest without limit in commodity-linked derivatives. The Subsidiary’s investments also will be subject to limits on leverage and the use of derivatives imposed by the Investment Company Act of 1940, as amended (the “1940 Act”). Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the 1940 Act.